Average Annual Total Returns	12 Months Ended
Oct. 31, 2011
Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.01%)
Five Years	(0.57%)
Since Inception	2.55%
Inception Date	Jun. 10, 2005
Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.58%)
Five Years	(4.25%)
Ten Years	5.94%
Inception Date	May 16, 1983
Return After Taxes on Distributions | Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.19%)
Five Years	(1.02%)
Since Inception	2.11%
Return After Taxes on Distributions | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(15.02%)
Five Years	(4.85%)
Ten Years	5.22%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.41%)
Five Years	(0.60%)
Since Inception	2.08%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.00%)
Five Years	(3.55%)
Ten Years	5.13%
MSCI EAFE Index | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.14%)
Five Years	(4.72%)
Ten Years	4.67%
MSCI ACWI ex USA Index | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.33%)
Five Years	(2.48%)
Ten Years	6.76%
MSCI US Broad Market Index | Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	3.45%